Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares		Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance as at Dec. 31, 2019	$ 51		$ 5	$ 78	$ 29,753	$ (26,310)	$ 3,577
Balance as (in Shares) at Dec. 31, 2019	2,568,960		1,496,880	5,714,400
Exercise of share options into Ordinary Shares (Note 12)		[1]			11		11
Exercise of share options into Ordinary Shares (Note 12) (in Shares)	9,800
Share-based compensation (Note 12)					120		120
Share-based compensation (Note 12) (in Shares)
Net loss for the year						(2,459)	(2,459)
Balance at Dec. 31, 2020	$ 51		$ 5	$ 78	29,884	(28,769)	1,249
Balance (in Shares) at Dec. 31, 2020	2,578,760		1,496,880	5,714,400
Share-based compensation (Note 12)					157		157
Net loss for the year						(952)	(952)
Balance at Dec. 31, 2021	$ 51		$ 5	$ 78	30,041	(29,721)	454
Balance (in Shares) at Dec. 31, 2021	2,578,760		1,496,880	5,714,400
Contribution to equity due to free interest loan from controlling shareholder (Note 14)					112		112
Share-based compensation (Note 12)					222		222
Net loss for the year						(1,248)	(1,248)
Balance at Dec. 31, 2022	$ 51		$ 5	$ 78	$ 30,375	$ (30,969)	$ (460)
Balance (in Shares) at Dec. 31, 2022	2,578,760		1,496,880	5,714,400

[1]	Representing an amount less than $1.